Share Capital and Capital Surplus	12 Months Ended
Dec. 31, 2023
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Share Capital and Capital Surplus
24.	Share Capital and Capital Surplus

(a)	Share capital as of December 31, 2022 and 2023 are as follows:

(Share, in Won)	2022		2023
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		84,571,230	84,571,230
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2023, total number of ADRs of 20,430,296 outstanding in overseas stock market are equivalent to 5,107,574 shares of common stock.
(*2)
As of December 31, 2023, the difference between the ending balance of common stock and the aggregate par value of issued common stock is
￦
59,547 million due to retirement of 11,909,395 treasury stocks.

(b)	The changes in issued common stock for the years ended December 31, 2022 and 2023 were as follows:

(share)	2022			2023
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(11,561,263)	75,625,572	84,571,230	(8,722,053)	75,849,177
Disposal of treasury shares	—	223,605	223,605	—	27,030	27,030
Retirement of treasury shares	(2,615,605)	2,615,605	—	—	—	—

Ending	84,571,230	(8,722,053)	75,849,177	84,571,230	(8,695,023)	75,876,207

(c)	Capital surplus as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		806,114	808,994
Other capital surplus		140,349	399,971

	￦	1,410,288	1,672,790